5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Acquisition Cost (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of Morrison Claims Acquisition Cost	Continuity of acquisition cost
Morrison claims, Canada	2024	2023	2022

Balance, beginning of year	$-	$-	$4,832,500

Impairment Allowance	-	-	(4,832,500)

Balance, end of year	$-	$-	$-